UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09161

        Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen California Dividend Advantage Municipal Fund (NAC) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.7% (1.9% of Total Investments)
$1,330	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,280,950
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
5,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	5,648,188
	Series 2003A-1, 6.250%, 6/01/33
3,035	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San	6/12 at 100.00	BBB	3,090,328
	Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.250%, 6/01/27

	Education and Civic Organizations - 11.8% (8.1% of Total Investments)
5,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2005A,	12/15 at 100.00	Aaa	5,185,300
	5.000%, 12/01/35 - AMBAC Insured
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	629,120
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 100.00	AAA	3,283,770
	of the South Pacific, Series 2001, 5.500%, 11/01/17 - AMBAC Insured
700	University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,	1/10 at 101.00	Aa2	730,401
	Series 2002A, 5.250%, 1/01/22
6,000	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.000%, 9/01/12	9/08 at 101.00	AA	6,305,400
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
10,770	5.000%, 9/01/20 - FGIC Insured	9/10 at 101.00	AAA	11,343,072
11,305	5.000%, 9/01/21 - FGIC Insured	9/10 at 101.00	AAA	11,881,894
3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 -	5/13 at 100.00	AAA	3,751,685
	AMBAC Insured

	Healthcare - 7.0% (4.8% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	2,246,378
	System/West, Series 2003A, 5.000%, 3/01/15
1,325	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	1,338,754
	Series 2005, 5.000%, 11/15/34
530	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	7/15 at 100.00	BBB+	546,282
	System, Series 2005A, 5.250%, 7/01/24
8,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/10 at 101.00	Baa2	8,339,200
	Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center, Series	4/09 at 101.00	BBB+	10,589,040
	1999A, 5.250%, 4/01/31
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital, Series	6/12 at 101.00	A	2,649,500
	2002, 5.600%, 6/01/22

	Housing/Multifamily - 8.0% (5.5% of Total Investments)
7,250	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	7,404,643
	Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
5,215	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue Refunding	8/12 at 105.00	Aaa	5,785,052
	Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
5,000	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments Project,	6/09 at 102.00	N/R	5,241,400
	Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home	9/13 at 100.00	BBB	1,863,035
	Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	N/R	1,202,600
	Home Park, Series 2003B, 6.625%, 9/15/38
7,500	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding Bonds,	No Opt. Call	BBB+	7,810,425
	Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A, 5.200%, 6/15/29
	(Mandatory put 6/15/09)

	Long-Term Care - 2.4% (1.6% of Total Investments)
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air Force	5/09 at 101.00	BBB-	8,749,220
	Village West, Series 1999, 5.800%, 5/15/29

	Tax Obligation/General - 20.8% (14.3% of Total Investments)
	California, General Obligation Refunding Bonds, Series 2002:
8,000	5.000%, 2/01/12	No Opt. Call	A	8,541,280
4,435	6.000%, 4/01/16 - AMBAC Insured	No Opt. Call	AAA	5,169,392
	California, General Obligation Bonds, Series 2003:
2,000	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	2,150,200
5,200	5.250%, 2/01/20	8/13 at 100.00	A	5,538,728
	California, General Obligation Bonds, Series 2004:
5,000	5.125%, 4/01/23	4/14 at 100.00	A	5,252,150
4,150	5.125%, 4/01/25	4/14 at 100.00	A	4,344,552
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A,	No Opt. Call	AAA	6,082,150
	6.000%, 8/01/26 - MBIA Insured
2,335	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	2,445,165
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.000%,	7/12 at 100.00	AAA	11,452,320
	7/01/19 - MBIA Insured
3,335	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	3,608,470
	Series 2004A, 5.250%, 8/01/21 - FSA Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005,	7/14 at 101.00	Aaa	5,319,202
	5.000%, 7/01/35 - FGIC Insured
1,750	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2001,	8/08 at 101.00	AAA	1,831,340
	5.125%, 8/01/21 - FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
770	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	804,481
810	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	845,624
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	5,468,100
	2003E, 5.250%, 7/01/20 - FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
600	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	628,986
880	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	919,670
1,300	Ventura County Community College District, California, General Obligation Bonds, Series 2002A,	8/12 at 101.00	AAA	1,394,198
	5.000%, 8/01/15 - MBIA Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,789,432
	Bonds, Series 2003B, 5.000%, 8/01/21 - FSA Insured

	Tax Obligation/Limited - 36.2% (24.8% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	1,023,970
615	5.800%, 9/01/35	9/14 at 102.00	N/R	635,061
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital Improvement
	Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 - FSA Insured	11/11 at 100.00	AAA	1,205,837
1,165	5.375%, 11/01/19 - FSA Insured	11/11 at 100.00	AAA	1,265,586
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding Bonds,	9/12 at 100.00	AAA	2,066,913
	Series 2002A, 5.125%, 9/02/24 - FSA Insured
7,400	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	7,963,658
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	2,101,480
	Facilities District 90-2 - Talega, Series 2003, 6.000%, 9/01/33
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	9/08 at 102.00	AAA	3,720,305
	District 2, Series 1998A, 5.250%, 9/01/17 - MBIA Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,179,878
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A, 5.500%,	3/12 at 101.00	AAA	4,338,638
	3/01/22 - AMBAC Insured
540	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	568,717
	9/01/20 - XLCA Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	4,975,200
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 - AMBAC Insured
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,203,660
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
2,200	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	2,406,206
	2003A, 6.500%, 9/01/25
1,500	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	1,591,335
	2004, 6.000%, 9/01/34
5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/08 at 101.00	AAA	5,183,500
	Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured
3,555	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park and	10/07 at 101.00	AA	3,692,081
	Open Space District, Series 1997A, 5.000%, 10/01/16
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation,	3/14 at 100.00	AAA	1,584,820
	Series 2005, 5.000%, 3/01/24 - FSA Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	AAA	9,634,976
	2001, 5.000%, 3/01/19 - MBIA Insured
5,545	Oakland Joint Power Financing Authority, California, Lease Revenue Refunding Bonds, Oakland	No Opt. Call	AAA	6,206,851
	Convention Centers, Series 2001, 5.500%, 10/01/14 - AMBAC Insured
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	3,598,240
	Redevelopment Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured
4,000	Orange County Local Transportation Authority, California, Limited Sales Tax Revenue Refunding	No Opt. Call	AAA	4,213,800
	Bonds, Measure M, Series 1997A, 5.700%, 2/15/08 - AMBAC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	AAA	5,823,944
	Project, Series 2001A, 5.000%, 11/01/22 - MBIA Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	12/14 at 100.00	AAA	1,038,550
	Project Areas, Series 2004, 5.000%, 12/01/24 - AMBAC Insured
8,100	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	8,944,101
	Project, Series 2000, 5.750%, 6/15/33 - MBIA Insured
1,055	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project, Series	12/11 at 101.00	AAA	1,155,563
	2001, 5.375%, 12/15/16 - AMBAC Insured
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	631,216
	5.000%, 9/01/35 - XLCA Insured
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project Areas,	8/13 at 100.00	AAA	1,987,447
	Series 2003, 5.250%, 8/01/22 - MBIA Insured
1,290	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	1,315,529
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,819,600
	5.400%, 11/01/20 - AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series	9/14 at 100.00	N/R	1,222,657
	2003C, 6.000%, 9/01/33
24,060	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/08 at 102.00	A	24,597,260
	Series 1998, 5.250%, 8/01/29
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,907,501
	Series 2002B, 5.250%, 6/01/19 - AMBAC Insured
1,595	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,669,279
	District 99-1, Series 2003B, 6.000%, 9/01/24
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	3,050,508
	01-1, Series 2003B, 7.000%, 9/01/38
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	1,417,662
	2001-1, Series 2004A, 6.125%, 9/01/39
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 102.00	N/R	2,072,220
	01-1, Series 2004B, 6.000%, 9/01/39

	Transportation - 18.3% (12.6% of Total Investments)
8,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/10 at 101.00	BBB-	8,324,166
	Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%, 8/01/18	8/11 at 100.00	AAA	9,083,291
	(Alternative Minimum Tax) - AMBAC Insured
23,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	24,447,390
	Tax) - FGIC Insured
23,275	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	24,933,577
	Second Series 2000, Issue 24A, 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured

	U.S. Guaranteed*** - 25.7% (17.6% of Total Investments)
8,400	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series	10/08 at 101.00	AAA	8,882,160
	1998B, 5.250%, 10/01/14 (Optional put 10/01/08)
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3***	16,651,650
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded to 12/01/09)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 (Pre-refunded to 5/01/12) - XLCA Insured	5/12 at 101.00	AAA	2,770,300
9,750	5.125%, 5/01/18 (Pre-refunded to 5/01/12)	5/12 at 101.00	A2***	10,613,070
5,000	California Statewide Community Development Authority, Certificates of Participation, Pride	11/09 at 102.00	N/R***	5,801,300
	Industries and Pride One Inc., Series 1999, 7.250%, 11/01/29 (Pre-refunded to 11/01/09)
18,400	Los Angeles Unified School District, California, General Obligation Bonds, Series 1999C, 5.250%,	7/09 at 101.00	AAA	19,770,432
	7/01/24 (Pre-refunded to 7/01/09) - MBIA Insured
	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A:
5,840	5.375%, 8/15/29	8/09 at 101.00	AA+***	6,304,981
8,160	5.375%, 8/15/29 (Pre-refunded to 8/15/09)	8/09 at 101.00	AA+***	8,816,798
4,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	AAA	4,368,400
	(Pre-refunded to 7/01/10) - MBIA Insured
2,560	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,683,674
	Series 2004, 5.000%, 8/01/23 - FGIC Insured
	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Series
	2001A:
2,500	5.250%, 6/01/31 (Pre-refunded to 6/01/11)	6/11 at 100.00	BBB***	2,505,325
4,500	5.375%, 6/01/41 (Pre-refunded to 6/01/11)	6/11 at 100.00	BBB***	4,527,630

	Utilities - 6.3% (4.3% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System Revenue	11/13 at 100.00	AAA	3,855,496
	Bonds, Series 2003, 5.250%, 11/01/23 - FSA Insured
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1,	7/11 at 100.00	AAA	7,435,680
	5.250%, 7/01/21 - FSA Insured
8,370	Los Angeles Department of Water and Power, California, Power System Revenue Refunding Bonds, Series	7/11 at 100.00	AAA	9,038,512
	2001A-2, 5.375%, 7/01/19 - MBIA Insured
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	1,266,876
	5.000%, 7/01/21 - MBIA Insured
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,314,260
	9/01/31 - XLCA Insured

	Water and Sewer - 6.6% (4.5% of Total Investments)
9,165	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	9,805,817
	Series 2001W, 5.250%, 12/01/22 - FSA Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	8,780,640
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series	11/12 at 100.00	AAA	5,428,033
	2002A, 5.000%, 11/01/18 - MBIA Insured

$499,975	Total Long-Term Investments (cost $503,250,800) - 145.8%			531,904,284

	Other Assets Less Liabilities - 2.2%			7,856,131

	Preferred Shares, at Liquidation Value - (48.0)%			(175,000,000)

	Net Assets Applicable to Common Shares - 100%			$364,760,415

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $503,053,058.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

Gross unrealized:
Appreciation	$29,311,480
Depreciation	(460,254)

Net unrealized appreciation (depreciation) of investments	$28,851,226

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.